Investment in associates (Tables)	4 Months Ended	11 Months Ended	12 Months Ended
	Aug. 31, 2024	Mar. 31, 2025	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Schedule of financial information represents the amount in the financial statements

The following table analyses the financial assets and liabilities in the statement of financial position by the class of financial instruments to which they are assigned, and therefore by the measurement basis:

2024
USD
Financial assets
At amortised cost
Cash on hand	1
Financial liabilities
At amortised cost
Other payable and accrued expense	6,303

The following table analyses the financial assets and liabilities in the statement of financial position by the class of financial instruments to which they are assigned, and therefore by the measurement basis:

2025
USD

Financial assets
At amortised cost
Cash on hand	1

Financial liabilities
At amortised cost
Other payables and accrued expenses	18,503

Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Schedule of investment in associates
	2024	2023
	Restated
	USD	USD

Unquoted shares - at cost
As at 1 April	895	221
Addition during the financial year	1,492,955	674

As at 31 March	1,493,850	895

Less: Accumulated impairment loss
As at 1 April	(257)	(7)
Addition during the financial year	-	(250)

As at 31 March	(257)	(257)

	1,493,593	638

Share of post-acquisition reserve
As at 1 April	10,490	8,855
Share of profit during the financial year	3,421	1,635

As at 31 March	13,911	10,490

	1,507,504	11,128
Exchange differences	(860)	(414)

	1,506,644	10,714

Schedule of details of associates

The details of associates are as follows:

		Effective equity
	Place of	interest
Name of Company	incorporation	2024	2023	Principal activities
		%	%
Vax Biotech Sdn. Bhd. (“Vax Biotech”)	Malaysia	30.0	30.0	Manufacture of medicaments

Alps Globemedics Sdn. Bhd. (“Alps Globemedics”)	Malaysia	29.0	29.0	Marketing of health and beauty product and services

Cilo Cybin Holdings Limited (“Cilo Cybin”)	South Africa	40.5	-	Investment in biotech, biohacking and pharmaceutical businesses

Schedule of financial information represents the amount in the financial statements

	2024	2023
	Restated
	USD	USD

Statement of financial position
Current assets, representing total assets	3,354,690	-

Current liabilities, representing total liabilities	(593,538)	-

Net assets of the associate	2,761,152	-

Statement of comprehensive income
Profit for the financial period	21,809	-

Share of profit of the associate	8,742	-

Alps Global Holding Berhad [Member] | Vax Biotech Sdn Bhd [member]
IfrsStatementLineItems [Line Items]
Schedule of financial information represents the amount in the financial statements

	2024	2023
	USD	USD

Statement of financial position
Current assets, representing total assets	686	1,815

Current liabilities, representing total liabilities	(2,596)	(2,653)

Net assets of the associate	(1,910)	(838)

Statement of comprehensive income
Expenses for the financial year	(1,147)	(1,144)

Loss for the financial year	(1,147)	(1,144)

Share of loss of the associate	(344)	(343)

Schedule of financial information to the carrying amount of interest
	2024	2023
	USD	USD

Proportion of net assets of the associate	155	82
Exchange differences	(84)	3

Carrying amount of the Group’s interest in associate	71	85

Alps Global Holding Berhad [Member] | Alps Globemedics Sdn Bhd [member]
IfrsStatementLineItems [Line Items]
Schedule of financial information represents the amount in the financial statements

	2024	2023
	USD	USD

Statement of financial position
Non-current assets	3,377	4,111
Current assets	28,413	34,602

Total assets	31,790	38,713

Non-current liabilities	(759)	(813)
Current liabilities	(14,263)	(2,469)

Total liabilities	(15,022)	(3,282)

Net assets of the associate	16,768	35,431
Statement of comprehensive income
Revenue for the financial year	120,942	138,416

(Loss)/Profit for the financial year	(16,590)	6,593

Share of (loss)/profit of the associate	(4,977)	1,978

Schedule of financial information to the carrying amount of interest
	2024	2023
	USD	USD

Proportion of net assets of the associate	5,652	11,046
Exchange differences	(622)	(417)

Carrying amount of the Group’s interest in associate	5,030	10,629

Alps Global Holding Berhad [Member] | Cilo Cybin Holdings Limited [member]
IfrsStatementLineItems [Line Items]
Schedule of financial information represents the amount in the financial statements
	2024	2023
	USD	USD

Proportion of net assets of the associate	1,118,421	-
Exchange differences	(154)	-

Carrying amount of the Group’s interest in associate	1,118,267	-